Fair Valuation of Share-Based Compensation	12 Months Ended
Jun. 30, 2023
Fair Valuation of Share-Based Compensation
Fair Valuation of Share-Based Compensation

Note 25 – Fair Valuation of Share-Based Compensation

LFSP

The Group uses the fair value method in recognizing share-based compensation expense. The fair value of each notional share option is estimated on the date of grant using the Black-Scholes option pricing model including a range of assumptions.

The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2023, 2022 and 2021 are as follows:

	Group
	June 30, 2023		June 30, 2022		June 30, 2021
Risk free interest rate	1.56%		1.56%		1.59%
Expected term	3.44	years	0.5	years	1.5	years
Expected volatility	60%		60%		60%
Dividend yield	0%		0%		0%
Grant value fair value per share	0.86		0.82		0.94
Share price	1.09		2.6		2.57
Aggregate intrinsic value of shares vested and not yet exercised (USD)	862,705		524,983		2,835,795

ESS

The Group uses the fair value method in recognizing share-based compensation expense. The fair value of each notional share option is estimated on the date of grant using the Black-Scholes option pricing model including a range of assumptions.

The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2023 are as follows:

June 30, 2023
Risk free interest rate	2.5%
Expected term	0
Dividend yield	0
Grant value fair value per share	6.15
Share price	1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	—

LTIP

The Group uses the fair value method in recognizing share-based compensation expense. The fair value of each notional share option is estimated on the date of grant using the Black-Scholes option pricing model including a range of assumptions.

The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2023 are as follows:

	June 30, 2023	June 30, 2022
Risk free interest rate	4.27%	2.68%
Expected term	1.62	3
Expected volatility	80%	80%
Dividend yield	0	0
Grant value fair value per share	$2.08	$6.17
Share price	$1.09	$6.17
Aggregate intrinsic value of shares vested and not yet exercised (USD)	0	0

STIP

The Group uses the fair value method in recognizing share-based compensation expense. As the award is based on a fixed dollar amount, the fair value of the award is based on the present value of the award.

The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2023 are as follows:

June 30, 2023
Risk free interest rate	3.93%
Expected term	0
Expected volatility	80%
Dividend yield	0
Grant value fair value per share	1.08
Share price	1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	1,860

ESPP

The Group uses the fair value method in recognizing share-based compensation expense. The fair value of each notional share option is estimated on the date of grant using the Black-Scholes option pricing model including a range of assumptions.

The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2023 are as follows:

June 30, 2023
Risk free interest rate	4.83%
Expected term	0.5
Expected volatility	40%
Dividend yield	0%
Grant value fair value per share	0.33
Share price	1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	435,959

In respect of all of the above share-based compensation plans:

The fair value of the underlying ordinary shares considered the price per share paid by investors in the Company’s private financings in addition to independent external valuations obtained. The Group historically has been a private company and lacked company-specific historical and implied volatility information. Therefore, it estimated its expected share volatility based on the historical volatility of its publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.

The expected term of the share options has been determined based on an assessment of the estimated timing that employees would either exercise or an entitlement event would occur.

The risk-free interest rate is determined by reference to the appropriate reserve bank yield in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.

Expected dividend yield is based on the fact that the Group has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.